UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-23037

Tekla World Healthcare Fund
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/15

Item 1.  Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	NON-CONVERTIBLE NOTES — 14.8% of Net Assets
	Ireland — 1.2%
$3,000,000	Endo Ltd/Endo Finance LLC/Endo Finco Inc., 6.00% due 2/1/2025 (a)	$2,955,000
4,000,000	Grifols Worldwide Operations Ltd., 5.25% due 4/1/2022	4,020,000
		6,975,000
	United Kingdom — 0.7%
4,000,000	Hikma Pharmaceuticals PLC, 4.25% due 4/10/2020	3,870,000

	United States — 12.9%
3,200,000	AbbVie Inc., 4.50% due 5/14/2035	3,134,710
4,100,000	Actavis Funding SCS, 4.55% due 3/15/2035	3,984,614
2,000,000	Amgen Inc., 3.63% due 5/22/2024	1,999,254
4,000,000	Amgen Inc., 5.15% due 11/15/2041	4,060,936
2,890,000	Amsurg Corporation, 5.63% due 7/15/2022	2,861,100
2,790,000	Baxalta Inc., 4.00% due 6/23/2025 (a)	2,761,003
1,200,000	Becton Dickinson and Co., 3.73% due 12/15/2024	1,210,231
3,000,000	DaVita HealthCare Partners Inc., 5.00% due 5/1/2025	2,895,000
4,000,000	EMD Finance LLC, 3.25% due 3/19/2025 (a)	3,792,588
1,385,000	Express Scripts Holding Co., 3.50% due 6/15/2024	1,364,490
3,000,000	Gilead Sciences, Inc., 4.60% due 9/1/2035	3,050,499
2,000,000	GlaxoSmithKline Capital Inc., 2.80% due 3/18/2023	1,994,180
1,200,000	HCA Inc., 5.25% due 4/15/2025	1,209,000
2,500,000	HCA Inc., 5.38% due 2/1/2025	2,468,750
2,000,000	HCA Inc., 5.88% due 5/1/2023	2,050,000
2,630,000	HCP Inc., 4.20% due 3/1/2024	2,612,595
3,000,000	HealthSouth Corp, 5.75% due 11/01/2024	2,861,250
4,500,000	Horizon Pharma Financing Inc., 6.63% due 5/1/2023 (a)	4,005,000
5,000,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50% due 4/15/2025 (a)	4,600,000
1,200,000	McKesson Corp., 3.80% due 3/15/2024	1,206,274
1,200,000	Medtronic Inc., 4.38% due 3/15/2035	1,213,010
1,463,000	Merck & Co., Inc., 2.75% due 2/10/2025	1,424,242
2,115,000	Novartis Capital Corp., 3.40% due 5/6/2024	2,183,501
4,000,000	Omega Healthcare Investors, Inc., 5.88% due 3/15/2024	4,140,000
3,500,000	Senior Housing Properties Trust, 4.75% due 5/1/2024	3,408,216
3,000,000	Tenet Healthcare Corp., 6.75% due 6/15/2023	2,782,500

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	United States — continued
$5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 8/15/2035	$4,661,295
		73,934,238
	TOTAL NON-CONVERTIBLE NOTES
	(Cost $86,136,727)	84,779,238

SHARES
	CONVERTIBLE SECURITIES — 0.2%
	Convertible Preferred Stock (Restricted) (b) (d) — 0.2%
	Netherlands — 0.2%
149,396	Merus B.V. Class C	1,081,291
	TOTAL CONVERTIBLE SECURITIES (Cost $1,104,255)	1,081,291

	MANDATORY CONVERTIBLE PREFERRED STOCK — 1.2%
	Israel — 1.2%
7,000	Teva Pharmaceutical Industries Ltd., 7.00% due 12/15/2018	7,121,509
	TOTAL MANDATORY CONVERTIBLE PREFERRED STOCK (Cost $7,000,000)	7,121,509

	COMMON STOCKS — 77.6%
	Australia — 0.5%
38,000	CSL Limited	2,916,097

	Belgium — 4.4%
199,100	Galapagos NV (b)	12,281,268
142,500	UCB SA	12,889,152
		25,170,420
	Canada — 0.5%
180,407	Cynapsus Therapeutics, Inc. (b)	2,785,484

	Denmark — 4.4%
136,547	Forward Pharma A/S (b)	2,594,393
29,800	Genmab A/S (b)	3,981,463
294,600	Novo Nordisk A/S	17,110,368
77,000	Zealand Pharma A/S (b)	1,698,727
		25,384,951
	France — 5.2%
167,250	Cellectis S.A. (b)	5,189,768
65,600	DBV Technologies S.A. (b)	2,381,936
391,288	Flamel Technologies SA (b)	4,777,626
300,000	Innate Pharma SA (b)	4,414,378
305,000	Sanofi	13,008,250
		29,771,958
	Germany — 1.4%
65,300	Bayer AG	8,217,719

	Ireland — 13.6%
42,673	Alkermes plc (b)	3,387,383
74,500	Allergan plc (b)	23,281,250
110,248	Endo International plc (b)	6,749,383
162,900	Horizon Pharma plc (b)	3,530,043
114,900	ICON plc (b)	8,927,730
61,900	Mallinckrodt plc (b)	4,619,597

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Ireland — continued
124,344	Medtronic plc	$9,564,540
37,300	Perrigo Company plc	5,397,310
60,513	Shire plc	12,405,165
		77,862,401
	Israel — 2.3%
238,345	Foamix Pharmaceuticals Ltd. (b)	1,932,978
169,000	Teva Pharmaceutical Industries Ltd.	11,093,160
		13,026,138
	Netherlands — 2.8%
294,213	Affimed NV (b)	2,094,796
198,652	Mylan NV (b)	10,741,114
175,500	UniQure NV (b)	2,902,770
		15,738,680
	Spain — 0.5%
83,000	Grifols SA	2,689,200

	Switzerland — 5.9%
21,300	Lonza Group AG	3,468,481
92,700	Novartis AG	7,975,908
484,000	Roche Holding AG	16,683,480
15,100	Syngenta AG	5,914,267
		34,042,136
	United Kingdom — 3.8%
269,434	Adaptimmune Therapeutics plc (b)	3,249,374
285,000	GlaxoSmithKline plc	11,499,750
30,000	GW Pharmaceuticals plc (b)	2,083,200
150,000	Hikma Pharmaceuticals PLC	5,088,201
		21,920,525
	United States — 32.3%
144,300	ACADIA Pharmaceuticals Inc. (b)	5,144,295
18,200	Alexion Pharmaceuticals, Inc. (b)	3,471,650
22,100	Anacor Pharmaceuticals, Inc. (b)	2,496,637
319,235	Ardelyx, Inc. (b)	5,784,538
49,700	Biogen Inc. (b)	15,225,595
12,000	BioMarin Pharmaceutical Inc. (b)	1,257,120
22,800	bluebird bio, Inc. (b)	1,464,216
11,121	Care Capital Properties, Inc.	339,969
105,800	Celldex Therapeutics, Inc. (b)	1,658,944
94,900	Community Health Systems, Inc. (b)	2,517,697
137,500	Dynavax Technologies Corporation (b)	3,322,000
102,800	Esperion Therapeutics, Inc. (b)	2,288,328
251,500	Gilead Sciences, Inc. (c)	25,449,285
29,900	HCA Holdings, Inc. (b)	2,022,137
187,224	Healthcare Realty Trust, Inc.	5,302,184
178,033	Healthcare Trust of America, Inc.	4,801,550
17,300	Humana, Inc.	3,088,223
8,604	Illumina Inc. (b)	1,651,495

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	United States — continued
196,000	Inotek Pharmaceuticals Corp. (b)	$2,220,680
56,376	Johnson & Johnson	5,790,943
56,900	Juno Therapeutics, Inc. (b)	2,501,893
200,324	Karyopharm Therapeutics Inc. (b)	2,654,293
41,000	Kite Pharma, Inc. (b)	2,526,420
197,641	Lexicon Pharmaceuticals, Inc. (b)	2,630,602
15,000	McKesson Corporation	2,958,450
410,486	Medical Properties Trust, Inc.	4,724,694
98,000	Medivation, Inc. (b)	4,737,320
96,097	Merck & Co., Inc.	5,075,843
286,000	Merrimack Pharmaceuticals, Inc. (b)	2,259,400
153,700	Momenta Pharmaceuticals, Inc. (b)	2,280,908
430,997	New Senior Investment Group Inc.	4,249,630
71,581	Paratek Pharmaceuticals, Inc. (b)	1,357,892
164,050	Pfizer Inc.	5,295,534
179,870	Physicians Realty Trust	3,032,608
95,200	Puma Biotechnology, Inc. (b)	7,463,680
82,800	Sage Therapeutics, Inc. (b)	4,827,240
190,900	Senior Housing Properties Trust	2,832,956
2,118	The RMR Group Inc, Class A. (b)	30,520
24,400	United Therapeutics Corporation (b)	3,821,284
66,979	UnitedHealth Group, Inc.	7,879,410
76,484	Ventas, Inc.	4,315,992
101,704	Vertex Pharmaceuticals Incorporated (b)	12,797,414
		185,551,469
	TOTAL COMMON STOCKS (Cost $469,561,188)	445,077,178

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 8.3%
$47,782,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $47,782,000, 0.03%, dated 12/31/15, due 01/04/16 (collateralized by Federal Home Loan Bank 3.180%, due 12/06/32, market value $5,299,156; Federal Home Loan Mortgage Corp. 4.125%, due 10/11/33, market value $10,192,775 and Federal National Mortgage Association 3.250%, due 12/27/32, market value $33,250,000)	47,782,000
	TOTAL SHORT-TERM INVESTMENT (Cost $47,782,000)	47,782,000

The accompanying notes are an integral part of this Schedule of Investments.

NUMBER OF CONTRACTS (100 SHARES EACH)		VALUE
	TOTAL INVESTMENTS - 102.1% (Cost $611,584,170)	$585,841,216
	CALL OPTION CONTRACTS WRITTEN — 0.0%
278	Gilead Sciences, Inc. Dec15 103 Call	(278)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $30,579)	(278)
	TOTAL INVESTMENTS LESS CALL OPTIONS WRITTEN - 102.1% (Cost $611,553,591)	585,840,938
	OTHER LIABILITIES IN EXCESS OF ASSETS - (2.1)%	(12,042,174)
	NET ASSETS - 100%	$573,798,764

(a)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)         Non-income producing security.

(c)          A portion of security is pledged as collateral for call options written.

(d)         Security fair valued. See Investment Valuation and Fair Value Measurements.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Federal Income Tax Cost

At December 31, 2015, the cost of securities for Federal income tax purposes was $611,584,144. The net unrealized loss on securities held by the Fund was $25,743,206, including gross unrealized gain of $12,737,478 and gross unrealized loss of $38,480,684.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security.  Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities.  Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

The following forward contracts were held as of December 31, 2015:

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
British Pound	Goldman Sachs Bank	01/29/16	21,834,541	GBP	$32,506,609	$32,190,682	$315,927
Danish Krone	Goldman Sachs Bank	01/29/16	159,883,370	DKK	23,540,301	23,298,610	241,691
Euro	Goldman Sachs Bank	01/29/16	55,350,704	EUR	60,812,711	60,188,132	624,579
Israeli Sheqel	Goldman Sachs Bank	01/29/16	43,046,427	ILS	11,089,295	11,067,010	22,285
Swiss Franc	Goldman Sachs Bank	01/29/16	32,681,156	CHF	33,125,031	32,662,198	462,833
						$159,406,632	$1,667,315

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 to value the Fund’s net assets. For the period ended December 31, 2015, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Non-Convertible Notes
Ireland		$6,975,000		$6,975,000
United Kingdom		3,870,000		3,870,000
United States		73,934,238		73,934,238
Convertible Securities
Netherlands		—	$1,081,291	1,081,291
Mandatory Convertible Preferred
Israel	$7,121,509	—	—	7,121,509
Common Stocks
Australia	2,916,097	—	—	2,916,097
Belgium	25,170,420	—	—	25,170,420
Canada	2,785,484	—	—	2,785,484
Denmark	25,384,951	—	—	25,384,951
France	29,771,958	—	—	29,771,958
Germany	8,217,719	—	—	8,217,719
Ireland	77,862,401	—	—	77,862,401
Israel	13,026,138	—	—	13,026,138
Netherlands	15,738,680	—	—	15,738,680
Spain	2,689,200	—	—	2,689,200
Switzerland	34,042,136	—	—	34,042,136
United Kingdom	21,920,525	—	—	21,920,525
United States	185,551,469	—	—	185,551,469
Short-term Investment	—	47,782,000	—	47,782,000
Total	$452,198,687	$132,561,238	$1,081,291	$585,841,216
Other Financial Instruments
Assets
Forward Currency Contracts		$1,667,315	—	$1,667,315
Liabilities
Call Options Contracts Written	$(278)	—	—	(278)
Total	$(278)	$1,667,315	$0	$1,667,037

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2015	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2015
Convertible Preferred and Warrants
Netherlands	$1,111,787	$(31,968)	$1,472	$—	$—	$1,081,291
Total	$1,111,787	$(31,968)	$1,472	$—	$—	$1,081,291

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015 $   (31,968)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2015	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$1,081,291	Market approach, recent transaction	(1)	N/A
	$1,081,291

(1) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 0% of the Fund’s Managed Assets at December 31, 2015.

At December 31, 2015, the Fund had commitments of $101,478 relating to an investment in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2015. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Merus B.V. Class C	8/15/17	$1,104,255	$7.24	$1,081,291
		$1,104,255		$1,081,291

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla World Healthcare Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/16

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/16